Share-based Compensation - Schedule of Stock Option Shares Activities (Detail) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Beginning Balance	26,029,630	54,564,430
Options, Granted	0	3,035,750
Options, Canceled/Forfeited	(1,300,000)	(19,350,460)
Options,Expired	(40,835)	(454,170)
Options,Exercised	(17,614,760)	(11,765,920)
Options Outstanding, Ending Balance	7,074,035	26,029,630	54,564,430
Options Outstanding, Vested and expected to vest	7,022,578	25,712,658
Options Outstanding, Exercisable	4,527,920	17,371,695
Outstanding, Weighted Average Exercise Price, Beginning balance	$ 0.3708	$ 0.4519
Granted, Weighted Average Exercise Price	0	0.1111
Canceled/Forfeited, Weighted Average Exercise Price	0.5876	0.1327
Expired, Weighted Average Exercise Price	0.1260	0.9663
Exercised, Weighted Average Exercise Price	0.2915	0.1235
Outstanding, Weighted Average Exercise Price, Ending balance	0.5331	0.3708	$ 0.4519
Vested and expected to vest, Weighted Average Exercise Price	0.5333	0.3704
Exercisable, Weighted Average Exercise Price	$ 0.4981	$ 0.3097
Outstanding, Weighted Average Remaining Contractual Life	1 year 2 months 26 days	1 year 3 months 21 days	2 years 6 months 3 days
Vested and expected to vest, Weighted Average Remaining Contractual Life	1 year 2 months 26 days	1 year 3 months 18 days
Exercisable, Weighted Average Remaining Contractual Life	6 months 10 days	10 months 17 days
Outstanding, Aggregate Intrinsic Value	$ 3,607	$ 5,581	$ 4,264
Vested and expected to vest, Aggregate Intrinsic Value	3,580	5,524
Exercisable, Aggregate Intrinsic Value	$ 2,541	$ 4,524